Property, Equipment and Software, Net (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Office building CNY	Dec. 31, 2010 Office building CNY	Dec. 31, 2011 Office furniture CNY	Dec. 31, 2010 Office furniture CNY	Dec. 31, 2011 Computers & office equipment CNY	Dec. 31, 2010 Computers & office equipment CNY	Dec. 31, 2011 Game servers CNY	Dec. 31, 2010 Game servers CNY	Dec. 31, 2011 Motor vehicle CNY	Dec. 31, 2010 Motor vehicle CNY	Dec. 31, 2011 Office improvement CNY	Dec. 31, 2010 Office improvement CNY	Dec. 31, 2011 Leasehold improvement CNY	Dec. 31, 2010 Leasehold improvement CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2010 Software CNY	Dec. 31, 2011 Total CNY	Dec. 31, 2010 Total CNY	Dec. 31, 2011 Less: Accumulated depreciation CNY	Dec. 31, 2010 Less: Accumulated depreciation CNY	Dec. 31, 2011 Net book value CNY	Dec. 31, 2010 Net book value CNY
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	$ 200,170,085	1,259,850,498	306,248,969	933,344,157	83,103,505	16,380,361	14,141,806	109,621,774	73,891,161	222,998,741	187,738,102	4,893,510	11,699,697	120,578,379	0	49,466,562	40,405,050	46,944,492	41,640,017	1,504,227,976	452,619,338	(244,377,478)	(146,370,369)	1,259,850,498	306,248,969